Employee Benefit Plans (Benefit Payments Expected Future Service) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2023	$ 518
2024	527
2025	542
2026	551
2027	560
2028-2032	2,925
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2023	99
2024	97
2025	96
2026	94
2027	93
2028-2032	$ 433